Business Segments - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Reportable business segments | Segment		3
Total revenues		$ 3,539,570	$ 2,957,951	$ 2,155,551
Machinery and equipment acquired through capital leases		1,445	7,788	10,341
Acquisition through asset exchange		5,000	2,091
Property additions through acquisitions, Total		40,350	1,602,860	54,707
Aggregates Business
Segment Reporting Information [Line Items]
Total revenues		2,905,744	2,479,490	1,910,734
Property additions through acquisitions, Total		40,350	632,560	54,707
Intersegment Eliminations | Cement
Segment Reporting Information [Line Items]
Total revenues	$ 43,356	87,782
Corporate
Segment Reporting Information [Line Items]
Acquisition through asset exchange		4,088	3,591
Operating Segments | Cement
Segment Reporting Information [Line Items]
Total revenues		387,947	221,759
Property additions through acquisitions, Total			970,300
Operating Segments | Mid-America Group | Aggregates Business
Segment Reporting Information [Line Items]
Total revenues		926,251	$ 848,855	789,806
Property additions through acquisitions, Total		$ 4,385		$ 244